Label	Element	Value
Innovator Premium Income 30 Barrier ETF - January | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%
Innovator Premium Income 30 Barrier ETF - January | S&P 500 Index, Expiration: 12/31/2024; Exercise Price: 3,287.30 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Innovator Premium Income 30 Barrier ETF - January | S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: 333.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 30 Barrier ETF - January | S&P 500 Index, Expiration: 12/31/2024; Exercise Price: 3,334.94 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.60%)